SHAREHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2011
SHAREHOLDERS’ EQUITY [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
SHAREHOLDERS’ EQUITY

The Company is authorized to issue 90,000,000 shares of common stock with a par value of $0.001 per share, and 10,000,000 shares of preferred stock with a par value of $.01 per share, which is issuable in series.  Of the 10,000,000 shares of preferred stock authorized, 6,668,229 shares are designated as Series A Convertible Preferred Stock (“Series A Stock”), 1,493,779 shares are designated as Series B Convertible Preferred Stock (“Series B Stock”) and 1,571,523 shares are designated as Series C Convertible Preferred Stock (“Series C Stock”).

At September 30, 2011, the Company’s issued and outstanding shares consisted of 12,862,276 shares of common stock, 6,668,229 shares of Series A Stock, 1,493,779 shares of Series B Stock, and 1,571,523 shares of Series C Stock.  In addition, warrants to purchase 2,476,012 shares of common and options to purchase 4,433,471 shares of common were outstanding at September 30, 2011.

See Note 12 of the notes to our audited financial statements included in our Annual Report on Form 10-K for 2010 for a detailed description of the terms of our three series of preferred stock and stock purchase warrants issued and outstanding, including the accounting treatment.

The Company had previously authorized the issuance of warrants to purchase up to 68,036 common shares for $1.99 per share as compensation for the publication of a research report about the Company in a medical device industry publication.  These warrants became exercisable when the report was delivered to the Company and will expire on December 28, 2012.  During 2009, the Company and the warrant holder negotiated a settlement of a disagreement resulting in the issuance of an additional 31,964 warrants under the original terms and 75,000 warrants exercisable under the original timing but at the market price of $3.75 per share at the date of issuance.  We expensed the unearned portion of these warrants in the first quarter of 2010.

On June 25, 2009, the Company announced that its Board of Directors had authorized the repurchase of up to one million shares of the Company’s common stock.  Through December 31, 2010 the Company had repurchased 228,884 shares in open market transactions at an average price per share of $3.20.  During the quarter ended September 30, 2011, the Company acquired an additional 86,913 shares of its own common stock at an average price of $2.76 per share. The Company has acquired 226,231 of its own shares in open market transaction during the nine months ended September 30, 2011 for a total cost of $572,647 at an average cost per share of $2.53. The total number of shares repurchased has been 458,115 shares at $2.85 per share average cost.  The Company has spent $1,304,070 on share repurchases since the inception of the buy-back program.